Cash Generated From Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
(Loss)/profit before income tax	$ (1,507)	$ 2,033	$ 1,868
Adjustments for interest income	(11)	(38)	(20)
Adjustments for interest and other finance costs	261	265	203
Adjustments for depreciation and amortization	684	706	655
Adjustments for amortization of deferred financing costs	17	15	22
Adjustments for amortization of deferred rent	9	13	15
Adjustments for amortization of other assets	3	3	3
Adjustments for loss on disposal of property and equipment, investment properties and intangible assets	39	16	131
Impairment loss (reversal of impairment loss) recognised in profit or loss	0	65	0
Adjustments for loss on modification or early retirement of debt	0	0	81
Adjustments for provision for expected credit losses, net	52	24	9
Adjustments for share-based compensation, net of amount capitalized	9	13	13
Adjustments for net foreign exchange gains	(18)	(34)	(5)
Changes in other assets	0	(5)	(1)
Changes in inventories	2	(2)	1
Changes in trade and other receivables and prepayments	216	(65)	(180)
Changes in trade and other payables	(567)	(191)	260
Cash (used in)/generated from operations	$ (811)	$ 2,818	$ 3,055